Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (USD $) In Thousands, unless otherwise specified	Total	Common Shares, $0.001 Par Value Per Share	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 31, 2008	$ 26,756	$ 9	$ 112,401	$ (76,963)	$ (8,691)
Beginning balance, shares at Dec. 31, 2008		8,867
Issuance of common stock pursuant to private placement, net of offering costs, shares		2,737
Issuance of common stock pursuant to private placement, net of offering costs	58,622	3	58,619
Issuance of common stock pursuant to share-based awards, shares		182
Issuance of common stock pursuant to share-based awards	1,546		1,546
Share-based compensation	4,132		4,132
Net loss	(20,909)			(20,909)
Other comprehensive loss:
Foreign currency translation adjustments	836				836
Ending balance at Dec. 31, 2009	70,983	12	176,698	(97,872)	(7,855)
Ending balance, shares at Dec. 31, 2009		11,786
Issuance of common stock pursuant to public offering, net of offering costs, shares		1,768
Issuance of common stock pursuant to public offering, net of offering costs	58,489	2	58,487
Issuance of common stock pursuant to share-based awards, shares		325
Issuance of common stock pursuant to share-based awards	3,556		3,556
Allocation of fair value of equity component of convertible notes	55,038		55,038
Allocation of a portion of convertible notes issuance costs to equity component of convertible notes	(1,831)		(1,831)
Share-based compensation	10,585		10,585
Net loss	(29,397)			(29,397)
Other comprehensive loss:
Foreign currency translation adjustments	307				307
Unrealized gain (loss) on investments	34				34
Ending balance at Dec. 31, 2010	167,764	14	302,533	(127,269)	(7,514)
Ending balance, shares at Dec. 31, 2010		13,879
Issuance of common stock pursuant to share-based awards, shares		235
Issuance of common stock pursuant to share-based awards	1,056		1,056
Share-based compensation	13,159		13,159
Net loss	(55,055)			(55,055)
Other comprehensive loss:
Foreign currency translation adjustments	(83)				(83)
Unrealized gain (loss) on investments	(57)				(57)
Ending balance at Dec. 31, 2011	126,784	14	316,748	(182,324)	(7,654)
Ending balance, shares at Dec. 31, 2011		14,114
Issuance of common stock pursuant to share-based awards, shares		21
Issuance of common stock pursuant to share-based awards	392		392
Share-based compensation	3,714		3,714
Net loss	(18,845)			(18,845)
Other comprehensive loss:
Foreign currency translation adjustments	(102)
Unrealized gain (loss) on investments	14
Other comprehensive loss	(88)				(88)
Ending balance at Mar. 31, 2012	$ 111,957	$ 14	$ 320,854	$ (201,169)	$ (7,742)
Ending balance, shares at Mar. 31, 2012		14,135